Weil, Gotshal & Manges LLP

767 Fifth Avenue

New York, NY 10153-0119

(212) 310-8000

FAX:  (212) 310-8007

September 8, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:  New GGP, Inc.

Dear Ladies and Gentlemen:

On behalf of New GGP, Inc., a Delaware corporation (the “Company”), please accept for filing, pursuant to the Securities Act of 1933, as amended, the Company’s Amendment No. 1 to its Registration Statement on Form S-11 relating to the registration of its Mandatorily Exchangeable Notes, its Common Stock, no par value per share, and a Guarantee by General Growth Properties, Inc., having a proposed maximum aggregate offering price of $2,250,000,000.

Please be advised that funds in the amount of $7,130 representing the balance of the registration fee for the filing of the Registration Statement have been previously transferred by electronic wire transfer to the Securities and Exchange Commission.

Please contact the undersigned at (212) 310-8165 with any questions or comments concerning the above or the registration statement generally.

Very truly yours,

/s/ Matthew D. Bloch